Note 22 Deposits from debt certificates (Details) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		€ 69,867	€ 68,707	€ 55,429	[1],[2]
Issued in euros [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		37,118	44,622	35,611
Issued in euros [Member] | Promissory bills and notes [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		1,360	5,416	1,079
Issued in euros [Member] | Non convertible bonds and debentures [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		17,788	16,256	16,979
Issued in euros [Member] | Covered bons [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		5,825	6,734	7,665
Issued in euros [Member] | Hybrid financial instruments [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost	[3]	519	800	959
Issued in euros [Member] | Securilization bonds [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		2,201	2,168	2,501
Issued in euros [Member] | Wholesale funding [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		1,030	6,182	139
Issued in euros [Member] | Subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		8,395	7,066	6,289
Issued in euros [Member] | Convertible perpetual certificates [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		2,750	3,000	3,000
Issued in euros [Member] | Other non convertible subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		5,645	4,066	3,289
issued in foreign currency [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		32,748	24,086	19,819
issued in foreign currency [Member] | Promissory bills and notes [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		2,962	336	351
issued in foreign currency [Member] | Non convertible bonds and debentures [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		12,136	8,684	9,323
issued in foreign currency [Member] | Covered bons [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		95	99	114
issued in foreign currency [Member] | Hybrid financial instruments [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost	[3]	5,327	4,722	3,724
issued in foreign currency [Member] | Securilization bonds [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		0	0	0
issued in foreign currency [Member] | Wholesale funding [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		1,067	1,479	111
issued in foreign currency [Member] | Subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		11,161	8,766	6,196
issued in foreign currency [Member] | Convertible perpetual certificates [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		2,888	2,715	1,876
issued in foreign currency [Member] | Other non convertible subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		€ 8,273	€ 6,051	€ 4,320

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[3]	(1) Corresponds to structured note issuances with embedded derivatives that have been segregated according to IFRS 9.